FAIR VALUE MEASUREMENTS - Gross holding gains and fair value of held-to-maturity securities (Details)	Dec. 31, 2020 USD ($)
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 517,500,000